REVENUE (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Disaggregation of Revenue [Line Items]
Total revenue, net	$ 2,267,538	$ 1,942,185	$ 6,872,655	$ 4,202,922
Retail
Disaggregation of Revenue [Line Items]
Total revenue, net	1,385,731	1,091,601	4,181,215	2,383,518
Wholesale
Disaggregation of Revenue [Line Items]
Total revenue, net	666,833	651,314	2,087,905	1,393,254
Food service
Disaggregation of Revenue [Line Items]
Total revenue, net	135,310	131,455	368,068	299,512
Commercial cargo
Disaggregation of Revenue [Line Items]
Total revenue, net	49,774	21,770	144,946	21,770
Other
Disaggregation of Revenue [Line Items]
Total revenue, net	3,298	15,889	8,464	15,889
Revenue from sales to investments in unconsolidated affiliates
Disaggregation of Revenue [Line Items]
Total revenue, net	26,592	30,156	82,057	88,979
Diversified produce
Disaggregation of Revenue [Line Items]
Total revenue, net	1,239,237	1,250,837	3,718,109	3,446,629
Tropical fruit
Disaggregation of Revenue [Line Items]
Total revenue, net	607,833	404,537	1,962,481	404,537
Fresh packed vegetables
Disaggregation of Revenue [Line Items]
Total revenue, net	70,542	39,552	211,926	39,552
Value added salads
Disaggregation of Revenue [Line Items]
Total revenue, net	246,144	174,287	698,920	174,287
Health foods and consumer goods
Disaggregation of Revenue [Line Items]
Total revenue, net	30,532	35,313	90,690	100,258
Commercial cargo
Disaggregation of Revenue [Line Items]
Total revenue, net	49,774	21,770	144,946	21,770
Other
Disaggregation of Revenue [Line Items]
Total revenue, net	$ 23,476	$ 15,889	$ 45,583	$ 15,889